TAXATION (Income Tax Authority - Narrative) (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxation [Line Items]
Income tax expense	$ 823	$ 692	$ 210
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC [Member]
Taxation [Line Items]
PRC income tax rate (as a percent)	25.00%
Preferential tax rate (as a percent)	15.00%
Losses carried forward	4,298
Increase (decrease) in valuation allowance	(9,189)	1,575
PRC [Member] | 2015 [Member]
Taxation [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2015
Losses carried forward	103
PRC [Member] | 2016 [Member]
Taxation [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2016
Losses carried forward	3,218
PRC [Member] | 2017 [Member]
Taxation [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2017
Losses carried forward	179
PRC [Member] | 2018 [Member]
Taxation [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2018
Losses carried forward	283
PRC [Member] | 2019 [Member]
Taxation [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2019
Losses carried forward	452
PRC [Member] | Vimicro China [Member]
Taxation [Line Items]
PRC income tax rate (as a percent)	15.00%
Preferential tax rate (as a percent)	15.00%
Withholding income tax rate on dividends from foreign investment enterprise to foreign non-resident enterprise investors (as a percent)	10.00%
PRC [Member] | Vimicro Hong Kong [Member]
Taxation [Line Items]
Income tax expense		694	292
PRC income tax rate (as a percent)	25.00%
PRC [Member] | Vimicro Guiyang [Member]
Taxation [Line Items]
Tax reduction percentage in tax rate after a specific period	50.00%
Tax reduction period after a specific period	3 years
PRC [Member] | Vimicro Guangdong [Member]
Taxation [Line Items]
Preferential tax rate (as a percent)	15.00%
Favorable tax rate (as a percent)	15.00%
Cayman [Member]
Taxation [Line Items]
Withholding tax imposed on payments of dividends	0
U.S. [Member] | Viewtel [Member]
Taxation [Line Items]
Taxable income eligible for partial benefit	335
Taxable income eligible for benefit	75
Income tax expense	$ 8	$ 2	$ 5
U.S. [Member] | Viewtel [Member] | Minimum [Member]
Taxation [Line Items]
Graduated rate (as a percent)	15.00%
U.S. [Member] | Viewtel [Member] | Maximum [Member]
Taxation [Line Items]
Graduated rate (as a percent)	25.00%
Hong Kong [Member]
Taxation [Line Items]
Withholding income tax rate on royalty income for the entities established outside Hong Kong (as a percent)		4.95%	4.95%
Hong Kong [Member] | Vimicro China [Member]
Taxation [Line Items]
Withholding income tax rate on royalty income for the entities established outside Hong Kong (as a percent)	5.25%
Period for which preferential tax rate is applicable as high and new technology enterprise	3 years